UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 AMENDMENT NO. 1

                                       to

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                               Dated June 10, 2004

                                File No. 811-3056

                          Pursuant to Section 30 of the
                         Investment Company Act of 1940

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2004

Date of reporting period: April 30, 2004

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's annual financial statement as of April 30, 2004, which has been restated pursuant to Securities and Exchange Commission requirements.

                                  TRIDAN CORP.

                              FINANCIAL STATEMENTS

                       YEARS ENDED APRIL 30, 2004 AND 2003

                                      with

                          INDEPENDENT AUDITOR'S REPORT

                                  TRIDAN CORP.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INDEPENDENT AUDITOR'S REPORT                                                  1

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities
        April 30, 2004 and 2003                                               2

    Schedules of Investments in Municipal Obligations
        April 30, 2004 and 2003                                             3-7

    Statements of Operations
        Years Ended April 30, 2004 and 2003                                   8

    Statements of Changes in Net Assets
        Years Ended April 30, 2004, 2003 and 2002                             9

    Notes to Financial Statements                                         10-14

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp., including the schedules of investments in municipal obligations, as of April 30, 2004 and 2003, and the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period then ended and the financial highlights (Note 6) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2004 and 2003, by direct correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2004 and 2003, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


    /s/ Leslie Sufrin and Company, P.C.

New York, NY
May 20, 2004

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             April 30, 2004 and 2003

    ASSETS                                                         2004               2003
                                                                   ----               ----
Investments in municipal obligations, at
   fair value (amortized cost - $35,800,684
   and $35,936,827, respectively)                              $ 38,193,774       $ 39,369,918
Cash and cash equivalents                                           695,112            555,844
Accrued interest receivable                                         598,444            590,723
Prepaid insurance                                                        --              4,868
                                                               ------------       ------------

       Total assets                                              39,487,330         40,521,353
                                                               ------------       ------------

    LIABILITIES

Accounts payable and accrued liabilities (Note 2):
   Accrued investment advisory fees                                  27,500             28,000
   Accrued fees - affiliate                                          19,965             19,711
   Accrued other                                                     27,055             35,554
Common stock redemption payable (Note 4)                             40,831                 --
                                                               ------------       ------------
       Total liabilities                                            115,351             83,265
                                                               ------------       ------------

       Net assets                                              $ 39,371,979       $ 40,438,088
                                                               ============       ============

Analysis of net assets:
   Common stock, at $.02 par value, 6,000,000 shares
     authorized                                                $     63,982       $     63,982
   Paid in capital                                               36,915,262         36,963,034
   Over distributed investment income, net                           (9,383)           (27,669)
   Undistributed capital gains                                        9,028              5,650
   Unrealized appreciation of investments, net                    2,393,090          3,433,091
                                                               ------------       ------------

   Net assets [equivalent to $12.61 and $12.94 per share,
     respectively, based on 3,121,872.4389 shares and
     3,125,658.4792 shares of common stock
     outstanding, respectively (Note 4)]                       $ 39,371,979       $ 40,438,088
                                                               ============       ============

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                             April 30, 2004 and 2003

                                                                2004                                     2003
                                               -------------------------------------    --------------------------------------
                                                Principal    Amortized       Fair       Principal     Amortized        Fair
                                                  Amount        Cost         Value        Amount         Cost          Value
                                               ----------   ----------    ----------    ----------    ----------    ----------
Revenue Backed
Metropolitan Transportation Authority
  NY Service Contract Commuter Facilities
  (Escrowed to Maturity)
  5.75% due July 1, 2008                       $1,000,000   $  984,400    $1,125,380    $1,000,000    $  981,202    $1,164,670

Nassau County Interim Finance Authority
  NY Sales Tax Secured
  (Callable November 15, 2010 @100)
  5.75% due November 15, 2013                   1,100,000    1,136,796     1,264,758     1,100,000     1,141,429     1,270,610

N.Y.C. Municipal Water Finance Authority
  NY Wtr & Swr Sys Rev
  6.0% due June 15, 2009                        2,000,000    2,121,650     2,294,540     2,000,000     2,142,272     2,355,840

N.Y.C. Transitional Finance Authority
  NY Rev Future Tax Secured
  5.0% due May 1, 2006                                 --           --            --     1,250,000     1,296,075     1,368,563

N.Y.S. Dormitory Authority -
  Rev Columbia University
  5.0% due July 1, 2010                         1,000,000    1,060,848     1,096,800     1,000,000     1,069,444     1,121,850

  Revs Cons City Univ Genl Sys 2nd Ser
  5.75 due July 1, 2013                           215,000      248,091       240,525            --            --            --

  Revs Ref
  (Mandatory Put May 15, 2012 @100)
  5.25% due November 15, 2023                   1,000,000    1,096,135     1,079,570     1,000,000     1,099,158     1,097,450

  Rev St Personal Income Tax Ed
  5.5% due March 15, 2011                       1,000,000    1,099,398     1,110,730     1,000,000     1,111,845     1,132,180

  Revs State Univ Educ Facils of New York
  7.5% due May 15, 2011                           395,000      389,542       464,236       395,000       388,977       484,207

  Revs State Univ Educ Facils of New York
  (Escrowed to Maturity)
  7.5% due May 15, 2011                           195,000      192,306       237,161       195,000       192,026       247,847

New York Environmental Facilities Corp
  Pollution Control Rev St Water NYC 02
  5.75% due June 15, 2008                          25,000       25,621        27,916        25,000        25,753        28,987

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                            April 30, 2004 and 2003

                                                                2004                                         2003
                                                --------------------------------------      ---------------------------------------
                                                 Principal    Amortized        Fair          Principal     Amortized       Fair
                                                   Amount        Cost         Value            Amount         Cost         Value
                                                -----------  -----------   -----------      -----------   -----------   -----------
Revenue Backed (continued)
New York Environmental Facilities Corp
  Pollution Control Rev St Water Revolv Fd
  5.2% due May 15, 2014                         $   575,000  $   641,621   $   630,815      $        --   $        --   $        --

N.Y.S. Urban Development Corp -
  Personal Inc Tax Rev St Facils & Equip
  4.5% due March 15, 2006                                --           --            --          595,000       626,097       637,697

  Purp Rev Sub Lien
  6.0% due July 1, 2005                           1,500,000    1,515,020     1,576,890        1,500,000     1,527,237     1,638,795

Niagara Falls Bridge Commission
  NY Toll Rev Highway Impts
  5.25% due October 1, 2015                       2,000,000    2,118,029     2,193,800        2,000,000     2,125,761     2,277,920

Power Authority of the State of New York
  General Purpose Ref
  (Escrowed to Maturity)
  6.5% due January 1, 2008                        1,675,000    1,701,046     1,840,858        1,675,000     1,707,228     1,929,667

Triborough Bridge & Tunnel Authority NY -
  General Purpose Revs
  (Escrowed to Maturity)
  5.5% due January 1, 2017                        1,000,000    1,021,829     1,119,150        1,000,000     1,023,018     1,166,480

  Revs General Purpose Ref
  (Escrowed to Maturity)
  6.0% due January 1, 2012                        1,500,000    1,551,263     1,723,500        1,500,000     1,556,532     1,779,795
                                                -----------  -----------   -----------      -----------   -----------   -----------
                                                 16,180,000   16,903,595    18,026,629       17,235,000    18,014,054    19,702,558
                                                -----------  -----------   -----------      -----------   -----------   -----------
                                                                                  45.8%(*)                                     48.7%
Insured
City of Buffalo New York Sewer Auth
  Rev Sewer System Impt
  5.0% due July 1, 2011                           1,110,000    1,200,050     1,210,211               --            --            --

Clarkstown Central School District
  NY Unlimited Tax
  5.25% due April 15, 2015                          400,000      440,735       436,408               --            --            --

Cleveland Hill Union Free School District
  Cheektowa NY Unlimited Tax
  (Par Call October 15, 2009 @100)
  5.5% due October 15, 2011                       1,480,000    1,504,369     1,632,840        1,480,000     1,506,985     1,666,702

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2004 and 2003

                                                                     2004                                     2003
                                                    --------------------------------------    --------------------------------------
                                                     Principal    Amortized       Fair        Principal     Amortized       Fair
                                                       Amount        Cost         Value         Amount         Cost         Value
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Insured (continued)
Commonwealth of Puerto Rico
  General Obligation
  5.5% due July 1, 2006                             $  600,000    $  611,244    $  644,598    $  600,000    $  616,085    $  670,140

Commonwealth of Puerto Rico Highway
  Transporation Auth Rev Ref
  6.25% due July 1, 2016                               285,000       344,752       338,600            --            --            --

Mt. Sinai, N.Y. Union Free School District
  6.2% due February 15, 2011                         1,070,000     1,067,024     1,240,173     1,070,000     1,066,681     1,271,042

N.Y.C. General Purpose
  Unlimited Tax Series
  6.75% due February 1, 2009                         1,000,000     1,081,944     1,162,240     1,000,000     1,096,973     1,189,230

N.Y.S. Dormitory Authority Revs
  City University Sys Cons
  6.25% due July 1, 2005                                    --            --            --       500,000       512,613       551,190

N.Y.S. Dormitory Authority Revs
  Pace University
  6.5% due July 1, 2009                              1,000,000     1,069,818     1,162,140     1,000,000     1,081,432     1,207,210

N.Y.S. Urban Development Corp -
  Corp Rev Ref Correction Facility
  (Pre-Refunded to January 1, 2009 @101)
  6.0% due January 1, 2012                           1,000,000     1,024,008     1,143,740     1,000,000     1,026,571     1,143,600

  Corp Rev Ref Correction Facility
  5.5% due January 1, 2008                           1,055,000     1,071,709     1,156,744     1,055,000     1,075,768     1,194,904

Puerto Rico Commonwealth Highway
  and Transportation Auth Hwy Rev Ref
  (Mandatory Put July 1, 2010 @100)
  5% due July 1, 2035                                1,000,000     1,089,731     1,088,640     1,000,000     1,091,043     1,103,590

Puerto Rico Commonwealth Highway
  and Transportation Auth Transn Rev
  5.25% due July 1, 2015                               500,000       569,899       561,990            --            --            --

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2004 and 2003

                                                              2004                                         2003
                                             --------------------------------------      ------------------------------------------
                                              Principal    Amortized       Fair           Principal      Amortized         Fair
                                                Amount        Cost         Value            Amount          Cost           Value
                                             -----------  -----------   -----------      -----------    -----------     -----------
Insured (continued)
Suffolk County Judicial Facilities Agency
  NY Service Agreement
  Rev John P Cohalan Complex
  (Callable October 15, 2009 @101)
  5.75% due October 15, 2011                 $ 1,340,000  $ 1,364,190   $ 1,501,925      $ 1,340,000    $ 1,365,846     $ 1,529,114

Suffolk County Water Authority
  NY Waterworks Rev Sub Lien
  6.0% due June 1, 2009                        1,510,000    1,618,238     1,715,934        1,260,000      1,342,910       1,482,881
                                             -----------  -----------   -----------      -----------    -----------     -----------
                                              13,350,000   14,057,711    14,996,183       11,305,000     11,782,907      13,009,603
                                             -----------  -----------   -----------      -----------    -----------     -----------
                                                                               38.1%(*)                                        32.2%
General Obligations
N.Y.S. Ref Unlimited Tax
  6.5% due July 15, 2005                       1,700,000    1,730,438     1,799,994        1,700,000      1,754,425       1,878,874

Monroe County NY Ref Pub
  Impts Unlimited Tax
  6.0% due March 1, 2012                         445,000      514,043       511,100               --             --              --
                                             -----------  -----------   -----------      -----------    -----------     -----------
                                               2,145,000    2,244,481     2,311,094        1,700,000      1,754,425       1,878,874
                                             -----------  -----------   -----------      -----------    -----------     -----------
                                                                                5.9%(*)                                         4.6%
Private Placement
Massachusetts Industrial Finance Agency
  Bonds Series 2000 (Allen Chase
  Foundation Project) adjusted fixed
  rate (2.78 %) due November 1, 2010                  --           --            --          357,143        357,143         358,922
                                             -----------  -----------   -----------      -----------    -----------     -----------
                                                      --           --            --          357,143        357,143         358,922
                                             -----------  -----------   -----------      -----------    -----------     -----------
                                                                                0.0%(*)                                         0.9%
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax -
  (Pre-Refunded to June 1, 2008 @101)
  6.0% due June 1, 2010                          890,000      894,444     1,016,060          890,000        895,036       1,051,891

  (Callable June 1, 2008 @101)
  6.0% due June 1, 2010                           10,000       10,050        11,111           10,000         10,057          11,389

City of New York NY Ref Unlimited Tax
  6.0% due May 15, 2030                          150,000      178,794       174,635               --             --              --

New York Environmental Facilities Corp
  Pollution Control Rev St Wtr Fund Ref
  (Escrowed to Maturity)
  5.75% due June 15, 2008                      1,310,000    1,342,514     1,472,584        1,310,000      1,349,452       1,523,975

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2004 and 2003

                                                              2004                                          2003
                                           -----------------------------------------       ----------------------------------------
                                             Principal     Amortized        Fair            Principal     Amortized        Fair
                                               Amount         Cost          Value             Amount         Cost          Value
                                           -------------  -----------    -----------       -----------   -----------    -----------
U.S. Government Backed (continued)
New York Environmental Facilities Corp
  Pollution Control Rev St Wtr NYC 02
  (Escrowed to Maturity)
  5.75% due June 15, 2008                  $     165,000  $   169,095    $   185,478       $   165,000   $   169,969    $   191,951

N.Y.S. Medical Care Facility Finance
  Agency - Rev NY Hospital Mortgage
  6.8% due August 15, 2024                            --           --             --         1,000,000     1,100,475      1,116,810
                                           -------------  -----------    -----------       -----------   -----------    -----------
                                               2,525,000    2,594,897      2,859,868         3,375,000     3,524,989      3,896,016
                                           -------------  -----------    -----------       -----------   -----------    -----------
                                                                                 7.3%(*)                                        9.6%
Short-term
N.Y.S. Thruway Authority Highway
  and Bridge Trust Fund
  6.4% due April 1, 2004                              --           --             --           500,000       503,309        523,945
                                           -------------  -----------    -----------       -----------   -----------    -----------
                                                      --           --             --           500,000       503,309        523,945
                                           -------------  -----------    -----------       -----------   -----------    -----------
                                                                                 0.0%(*)                                        1.3%

                                           $  34,200,000  $35,800,684    $38,193,774       $34,472,143   $35,936,827    $39,369,918
                                           =============  ===========    ===========       ===========   ===========    ===========
                                                                                97.0%(*)                                       97.4%

(*)   Represents percentage of net assets.

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                       Years Ended April 30, 2004 and 2003

                                                           2004            2003
                                                           ----            ----
Investment income:

    Interest                                            $ 1,994,877     $ 1,970,045

    Amortization of bond premium and discount - net        (205,570)       (198,856)
                                                        -----------     -----------

        Total investment income                           1,789,307       1,771,189
                                                        -----------     -----------

Expenses:

    Investment advisory fee (Note 2)                        110,670         110,841

    Professional fees (Note 2)                               92,195          90,817

    Directors' fees                                          49,500          54,000

    Administrative and accounting fees                       68,380          67,100

    State and local income taxes, insurance and
      administrative expenses (Note 1)                       13,183          11,672
                                                        -----------     -----------

        Total expenses                                      333,928         334,430
                                                        -----------     -----------

Investment income - net                                   1,455,379       1,436,759
                                                        -----------     -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                         97,761          19,263

    Change in unrealized appreciation (depreciation)
      of investments for the year                        (1,040,001)      1,214,326
                                                        -----------     -----------

    Net gain (loss) on investments                         (942,240)      1,233,589
                                                        -----------     -----------

Net increase in net assets resulting from operations    $   513,139     $ 2,670,348
                                                        ===========     ===========

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    Years Ended April 30, 2004, 2003 and 2002

                                                       2004               2003               2002
                                                       ----               ----               ----
Increase (decrease) in net assets resulting
   from operations:
     Investment income - net                       $  1,455,379       $  1,436,759       $  1,486,157

     Net realized gain on investments                    97,761             19,263             60,341

     Change in unrealized
       appreciation (depreciation)                   (1,040,001)         1,214,326            613,845
                                                   ------------       ------------       ------------

         Net increase in net assets resulting
           from operations                              513,139          2,670,348          2,160,343

Distributions to shareholders from:
   Investment income - net                           (1,437,093)        (1,428,295)        (1,498,387)

   Capital gains - net                                  (94,383)           (41,373)           (67,147)

Redemptions of shares, 3,786.0403 shares,
   2,689.7041 shares, and
   2,695.3647 shares, respectively                      (47,772)           (34,351)           (33,715)
                                                   ------------       ------------       ------------

Total increase (decrease)                            (1,066,109)         1,166,329            561,094

Net assets:

   Beginning of year                                 40,438,088         39,271,759         38,710,665
                                                   ------------       ------------       ------------

   End of year (a) (b)                             $ 39,371,979       $ 40,438,088       $ 39,271,759
                                                   ============       ============       ============

(a) For the years ending April 30, 2004, 2003 and 2002 includes over distributed investment income of $9,383, $27,669 and $36,133, respectively.

(b) For the years ending April 30, 2004, 2003 and 2002 includes undistributed capital gains of $9,028, $5,650 and $27,760, respectively.


                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                         NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 1 - Significant accounting policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are displayed at fair value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, which quotations was not readily available, as of April 30, 2004 and 2003.

Amortization of bond premium or discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

Interest income from municipal investments are exempt from Federal and state income taxes.

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents. Cash and cash equivalents, at April 30, 2004 and 2003, were as follows:

                                                            April 30,
                                                     ----------------------
                                                       2004          2003
                                                       ----          ----

      Cash - demand deposits                         $608,112      $187,844
      Cash equivalents - demand bonds and notes        87,000       368,000
                                                     --------      --------
                                                     $695,112      $555,844
                                                     ========      ========

The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 1 - Significant accounting policies (continued)

Use of estimate

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of credit risk

The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment adviser periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

Note 2 - Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following at:

                                                     April 30,
                                                --------------------
                                                  2004        2003
                                                  ----        ----

      Accrued investment advisory fees (a)      $27,500      $28,000
      Accrued fees - affiliate  (b)              19,965       19,711
      Accrued audit fees (c)                     24,955       27,600
      Accrued accounting fees and other           2,100        7,954
                                                -------      -------
                                                $74,520      $83,265
                                                =======      =======

      (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment adviser and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

      (b) For the years ending April 30, 2004 and 2003, the Company incurred legal fees of approximately $62,000 and $59,000, respectively, which include professional fees paid to the law firm of which an officer of the Company is a member.

      (c) For the years ending April 30, 2004 and 2003, the Company incurred audit fees of approximately $30,000 and $34,000, respectively.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 3 - Investment transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $4,447,000 and $4,484,000 for the year ended April 30, 2004 and $3,938,000 and $1,637,000, respectively, for the year ended April 30, 2003.

The U.S. Federal income tax basis of the Company's investments, at April 30, 2004 and 2003, was approximately $35,801,000 and $35,937,000, respectively, and net unrealized appreciation, at April 30, 2004 and 2003, for U.S. Federal income tax purposes was approximately $2,393,000 and $3,433,000, respectively (gross unrealized appreciation of approximately $2,455,000 and $3,435,000, respectively; gross unrealized depreciation of approximately of $62,000 and $2,000, respectively).

Note 4 - Common stock, share redemption plan and net asset values

At April 30, 2004 and 2003, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2004 and 2003, $901,052 (77,227.5611 shares) and $853,280
(73,441.5208 shares), respectively, had been redeemed under this plan and are held in treasury.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset value per share and the shares outstanding were as follows:

                                                               April 30,
                                                        -----------------------
                                                         2004             2003
                                                         ----             ----
    Net asset value:
        - at fair value of the underlying investments   $12.61           $12.94
        - at amortized cost                             $11.85           $11.84

    Shares outstanding at:
        April 30, 2004                                           3,121,872.4389
        April 30, 2003                                           3,125,658.4792

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 5 - Distributions

During the years ended April 30, 2004 and 2003, distributions of $1,531,476 ($.49 per share) and $1,469,668 ($.47 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $94,383 in 2004 and $41,373 in 2003, were exempt from Federal income taxes.

The tax character of distributions paid during the years ending April 30, 2004 and 2003 was as follows:

                                                                 2004             2003
                                                                 ----             ----
      Distributions paid from:
        Tax-exempt investment income, net                    $ 1,437,093       $ 1,428,295
        Capital gains                                             94,383            41,373
                                                             -----------       -----------

                                                             $ 1,531,476       $ 1,469,668
                                                             ===========       ===========

As of April 30, 2004 and 2003, the components of distributable earnings on a tax basis were as follows:

                                                                 2004             2003
                                                                 ----             ----
      Overdistributed tax-exempt investment income, net      $    (9,383)      $   (27,669)
      Undistributed capital gains                                  9,028             5,650
      Unrealized appreciation of investments, net              2,393,090         3,433,091
                                                             -----------       -----------

                                                             $ 2,392,735       $ 3,411,072
                                                             ===========       ===========

The Company has no capital loss carry forwards or book/tax differences as of April 30, 2004 and 2003. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2004 and 2003.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 6 - Financial highlights

Selected per share data and ratios.

                                                             For the Fiscal Years Ended April 30,
                                                ------------------------------------------------------------------
                                                 2004           2003           2002           2001            2000
                                                 ----           ----           ----           ----            ----
Per share operating performance:
(For a share of capital stock outstanding
throughout the period):

Net asset value, beginning of year              $12.94        $ 12.55        $ 12.36        $ 11.85        $ 12.52
                                                ------        -------        -------        -------        -------

Income from investment operations:
  Net investment income                            .46            .47            .47            .53            .52
  Net realized and unrealized gain
    (loss) on investments                         (.30)           .39            .22            .54           (.59)
                                                ------        -------        -------        -------        -------
      Total from investment operations             .16            .86            .69           1.07           (.07)

Less distributions:
  Dividends (from net investment income)          (.46)          (.46)          (.48)          (.53)          (.54)
  Capital gains                                   (.03)          (.01)          (.02)          (.03)          (.06)
                                                ------        -------        -------        -------        -------
      Total distributions                         (.49)          (.47)          (.50)          (.56)          (.60)
                                                ------        -------        -------        -------        -------

Net asset value - end of year                   $12.61        $ 12.94        $ 12.55        $ 12.36        $ 11.85
                                                ======        =======        =======        =======        =======

Per share market value - end of period          $12.61        $ 12.94        $ 12.55        $ 12.36        $ 11.85
                                                ======        =======        =======        =======        =======

Total investment return                          (2.55%)         3.11%          1.54%          4.30%         (5.35%)

Ratios/Supplemental Data:
  Net assets, end of period (in thousands)      $9,372        $40,438        $39,272        $38,711        $37,126

  Ratio of expenses to average net assets         0.83%          0.84%          0.80%          0.75%          0.76%

  Ratio of net investment income
    to average net assets                         3.61%          3.59%          3.79%          4.32%          4.18%

  Portfolio turnover rate                        13.00%         12.00%         12.00%         33.00%         26.00%

  Average (simple) number of shares
    outstanding (in thousands)                   3,124          3,127          3,130          3,132          3,135


                                     - 14

Item 2. Code of Ethics

      The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

Item 3. Audit Committee Financial Expert

      The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4. Principal Accountant Fees and Services

      Incorporated by reference from the registrant's proxy statement dated June 17, 2004, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5. Audit Committee of Listed Registrants.

      Not applicable, because the registrant is not a listed issuer.

Item 6. Schedule of Investments.

      A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2004 is included as part of the restated financial statement filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 9. Submission of Matters to a Vote of Security Holders.

      The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures

      (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

      (b) Reportage on the registrant's internal control over financial reporting is not required until the report applicable to the registrant's fiscal year ending April 30, 2005.

Item 11. Exhibits

      (a)   The following exhibits are filed herewith:

            (1) The registrant's code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

            (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: August 30, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: August 30, 2004


By (Signature and Title) /S/ Warren F. Pelton
                         -------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: August 30, 2004